Capital and reserves (Details) shares in Thousands	6 Months Ended
Jun. 30, 2025 shares
Class A ordinary shares
Disclosure of classes of share capital [line items]
In issue at January 1 – in issue (in shares)	3,950,499
Issued for restricted share awards (in shares)	0
Restricted share units vested (in shares)	52,423
Exercise of share options (in shares)	2,343
Issued under equity stock purchase plan (in shares)	2,057
Repurchase of shares (in shares)	(58,450)
Conversion of Class B ordinary shares to Class A ordinary shares (in shares)	4,500
In issue at June 30 (in shares)	3,953,372
Restricted ordinary shares issued but not fully vested (in shares)	0
In issue at June 30 – fully paid (in shares)	3,953,372
Authorized (in shares)	49,500,000
Class B ordinary shares
Disclosure of classes of share capital [line items]
In issue at January 1 – in issue (in shares)	119,799
Issued for restricted share awards (in shares)	4,471
Restricted share units vested (in shares)	4,188
Exercise of share options (in shares)	7,397
Issued under equity stock purchase plan (in shares)	0
Repurchase of shares (in shares)	0
Conversion of Class B ordinary shares to Class A ordinary shares (in shares)	(4,500)
In issue at June 30 (in shares)	131,355
Restricted ordinary shares issued but not fully vested (in shares)	(8,162)
In issue at June 30 – fully paid (in shares)	123,193
Authorized (in shares)	500,000